Property and Equipment, Net - Schedule of Property and Equipment (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross		$ 6,522	$ 6,277
Less - Accumulated depreciation		(4,065)	(3,295)
Property and equipment, net	$ 2,376	2,457	2,982
Leasehold Improvements [Member]
Property and equipment, gross		210	171
Machinery and Equipment [Member]
Property and equipment, gross		6,157	5,961
Electronics, Communication Equipment and Computers [Member]
Property and equipment, gross		109	99
Furniture [Member]
Property and equipment, gross		24	24
Office Equipment and Vehicles [Member]
Property and equipment, gross		$ 22	$ 22